Long-term investments, net - Summary of the condensed financial information of the Group's equity investment under equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Long term investments, net
Net income (loss), net	¥ (23,782,511)	$ (3,448,140)	¥ (49,334,578)	¥ (10,607,538)
Current assets	51,052,061		68,765,864		$ 7,401,853
Non-current assets	80,161,211		84,232,271		11,622,283
Current liabilities	20,248,470		24,422,785		2,935,752
Non-current liabilities	1,540,104		3,128,600		223,294
Convertible redeemable preferred shares and non-controlling interests	¥ 14,079,933		13,327,246		$ 2,041,398
Various equity method investees | Minimum
Long term investments, net
Shareholding interests	3.00%				3.00%
Various equity method investees | Maximum
Long term investments, net
Shareholding interests	5.00%				5.00%
Equity investments under equity method
Long term investments, net
Revenue	¥ 8,906,174		7,549,918	9,721,658
Gross profit (loss)	1,712,738		(4,257,022)	3,819,309
Income (loss) from operations	(1,248,914)		(16,489,595)	2,880,369
Net income (loss), net	(2,468,292)		1,999,569	2,881,779
Current assets	52,797,753		54,810,598	14,591,256
Non-current assets	14,891,760		17,656,885	16,999,044
Current liabilities	38,391,255		31,611,814	2,158,751
Non-current liabilities	¥ 3,308,611		5,536,458	6,696,509
Convertible redeemable preferred shares and non-controlling interests			¥ 7,160,924	¥ 2,703,764